Income Taxes-Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Income Tax Expense Reconciliation [Abstract]
Income tax expense at U.S. federal statutory rate											$ 53,849	$ 112,914	$ 68,558
State income taxes, net of U.S. federal impact											7	3,994	892
Change in valuation allowance											0	5,169	(1,329)
Impact of foreign operations											(5,296)	(17,160)	7,313
Reassessment of tax liabilities											(3,466)	(15,215)	(29,500)
Write-off of deferred tax assets											4,899	4,289	9,061
Other, including non-deductible expenses											(448)	486	(73)
Total	$ 19,822	$ 5,066	[1]	$ 22,536	$ 5,556	$ 16,387	$ 8,885	$ 20,077	$ 17,140	$ 48,375	$ 49,545	$ 94,477	$ 54,922
Effective Income Tax Rate Reconciliation [Abstract]
Income tax expense at U.S. federal statutory rate											35.00%	35.00%	35.00%
State income taxes, net of U.S. federal impact											0.00%	1.20%	0.50%
Change in valuation allowance											0.00%	1.60%	(0.70%)
Impact of foreign operations											(3.40%)	(5.30%)	3.70%
Reassessment of tax liabilities											(2.30%)	(4.70%)	(15.10%)
Write-off of deferred tax assets											3.20%	1.30%	4.60%
Other, including non-deductible expenses											(0.30%)	0.20%	0.00%
Total	34.10%					24.80%					32.20%	29.30%	28.00%

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.